Interest Expense (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Debt Disclosure [Line Items]
Interest expense	$ 384	[1]	$ 379	[2]	$ 375
Amortization of debt premiums/discounts, net	(34)	[1],[3]	(31)	[2],[3]	(33)	[3]
Amortization of deferred financing costs	(12)	[1]	(12)	[2]	(12)
Non-cash gains/(losses) on debt extinguishments	(1)	[1]	2	[2]	14
Change in accrued interest	10	[1]	(11)	[2]	(4)
Interest paid	$ 347	[1],[4]	$ 327	[2],[4]	$ 340	[4]

[1]	Interest expense and interest paid for 2010 includes cash prepayment premiums of approximately $20 million. No significant prepayment premiums were paid in 2009 or 2008.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.
[3]	Primarily represents the amortization of the debt discount, which is non-cash interest expense, on our Debentures established at the date of issuance. See "-Exchangeable Debentures".
[4]	Does not include capitalized interest of $3 million, $5 million and $10 million during 2010, 2009 and 2008, respectively.